Quarterly Holdings Report
for
Fidelity® Global High Income Fund
July 31, 2023
GHI-NPRT1-0923
1.926256.112
Corporate Bonds - 79.5%
		Principal Amount (a)	Value ($)
Convertible Bonds - 1.5%
Broadcasting - 0.8%
DISH Network Corp.:
0% 12/15/25		86,000	52,411
2.375% 3/15/24		210,000	192,675
3.375% 8/15/26		646,000	358,207
			603,293
Diversified Financial Services - 0.6%
New Cotai LLC 5% 2/24/27 (b)		154,531	320,652
Nexi SpA 1.75% 4/24/27 (Reg. S)	EUR	100,000	96,499
			417,151
Homebuilders/Real Estate - 0.1%
Fastighets AB Balder 3.5% 2/23/28 (Reg. S)	EUR	100,000	101,684
TOTAL CONVERTIBLE BONDS			1,122,128
Nonconvertible Bonds - 78.0%
Aerospace - 1.9%
ATI, Inc.:
4.875% 10/1/29		35,000	31,851
5.125% 10/1/31		25,000	22,436
5.875% 12/1/27		70,000	68,040
Bombardier, Inc.:
6% 2/15/28 (c)		110,000	103,421
7.875% 4/15/27 (c)		170,000	169,439
Embraer Netherlands Finance BV:
5.4% 2/1/27		50,000	49,010
6.95% 1/17/28 (c)		20,000	20,233
Moog, Inc. 4.25% 12/15/27 (c)		20,000	18,533
Rolls-Royce PLC:
4.625% 2/16/26 (Reg. S)	EUR	100,000	109,538
5.75% 10/15/27 (c)		55,000	54,215
TransDigm, Inc.:
4.875% 5/1/29		200,000	179,962
5.5% 11/15/27		335,000	317,413
6.25% 3/15/26 (c)		180,000	179,031
6.75% 8/15/28 (c)		110,000	110,328
Wesco Aircraft Holdings, Inc. 8.5% (c)(d)		45,000	1,800
			1,435,250
Air Transportation - 0.9%
Air Canada 3.875% 8/15/26 (c)		65,000	60,317
Allegiant Travel Co. 7.25% 8/15/27 (c)		40,000	39,462
Deutsche Lufthansa AG 3% 5/29/26 (Reg. S)	EUR	100,000	104,431
International Consolidated Airlines Group SA 2.75% 3/25/25 (Reg. S)	EUR	100,000	106,327
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)		44,000	43,998
Rand Parent LLC 8.5% 2/15/30 (c)		165,000	155,152
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)		38,896	39,238
United Airlines, Inc.:
4.375% 4/15/26 (c)		80,000	75,747
4.625% 4/15/29 (c)		50,000	45,233
Western Global Airlines LLC 10.375% 8/15/25 (c)		60,000	300
			670,205
Automotive - 0.6%
Ford Motor Credit Co. LLC 3.625% 6/17/31		600,000	495,963
Automotive & Auto Parts - 2.4%
Adient Global Holdings Ltd.:
7% 4/15/28 (c)		95,000	95,690
8.25% 4/15/31 (c)		95,000	97,843
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	119,000	125,772
Dana, Inc. 4.25% 9/1/30		40,000	34,181
Ford Motor Co. 3.25% 2/12/32		140,000	110,632
Ford Motor Credit Co. LLC:
2.9% 2/16/28		50,000	43,005
3.25% 9/15/25	EUR	100,000	106,422
5.125% 6/16/25		170,000	165,521
6.125% 5/15/28	EUR	100,000	114,775
Forvia 2.75% 2/15/27 (Reg. S)	EUR	136,000	138,317
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (e)	EUR	100,000	104,178
Jaguar Land Rover Automotive PLC 4.5% 1/15/26 (Reg. S)	EUR	100,000	107,769
LCM Investments Holdings 4.875% 5/1/29 (c)		70,000	61,074
Macquarie AirFinance Holdings 8.375% 5/1/28 (c)		55,000	56,000
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		45,000	40,928
Renault SA 2.375% 5/25/26 (Reg. S)	EUR	100,000	103,739
Valeo SA 1% 8/3/28 (Reg. S)	EUR	100,000	91,859
ZF Finance GmbH 5.75% 8/3/26 (Reg. S)	EUR	200,000	223,249
			1,820,954
Banks & Thrifts - 3.2%
Access Bank PLC 6.125% 9/21/26 (c)		190,000	164,947
Ally Financial, Inc.:
8% 11/1/31		155,000	162,107
8% 11/1/31		113,000	119,893
Alpha Bank SA 2.5% 3/23/28 (Reg. S) (e)	EUR	100,000	94,282
Banca Monte dei Paschi di Siena SpA Eur Swap Annual 5Y Index + 5.000% 7.677% 1/18/28 (e)(f)	EUR	100,000	95,932
Banco BPM SpA 3.375% 1/19/32 (Reg. S) (e)	EUR	200,000	193,538
Banco de Sabadell SA 6% 8/16/33 (Reg. S) (e)	EUR	100,000	104,238
Bangkok Bank Ltd. PCL 3.733% 9/25/34 (Reg. S) (e)		200,000	172,090
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		200,000	193,424
Cliffton Ltd. 6.25% 10/25/25 (Reg. S)		250,000	242,090
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)		250,000	227,380
Intesa Sanpaolo SpA 2.925% 10/14/30 (Reg. S)	EUR	100,000	94,489
Macquarie Group Ltd. 5.887% 6/15/34 (Reg. S) (e)		200,000	196,355
Piraeus Bank SA 3.875% 11/3/27 (Reg. S) (e)	EUR	100,000	100,604
Shinhan Bank 4.375% 4/13/32 (Reg. S)		200,000	180,329
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (c)		130,000	110,041
			2,451,739
Broadcasting - 1.5%
Cable Onda SA 4.5% 1/30/30 (c)		200,000	170,118
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (c)		75,000	59,701
7.75% 4/15/28 (c)		35,000	29,268
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (c)(d)		70,000	2,188
Gray Escrow II, Inc. 5.375% 11/15/31 (c)		90,000	62,802
Nexstar Media, Inc. 5.625% 7/15/27 (c)		75,000	70,508
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)		50,000	41,571
5.375% 1/15/31 (c)		25,000	19,056
Scripps Escrow, Inc. 5.875% 7/15/27 (c)		50,000	41,761
Sirius XM Radio, Inc.:
4% 7/15/28 (c)		315,000	274,076
4.125% 7/1/30 (c)		65,000	53,532
Summer (BC) Holdco B SARL 5.75% 10/31/26 (Reg. S)	EUR	100,000	97,972
TV Azteca SA de CV 8.25% (Reg. S) (d)		200,000	73,750
Univision Communications, Inc.:
4.5% 5/1/29 (c)		100,000	86,528
6.625% 6/1/27 (c)		110,000	107,026
			1,189,857
Building Materials - 0.8%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)		115,000	109,831
CEMEX S.A.B. de CV 5.45% 11/19/29 (c)		200,000	193,582
James Hardie International Finance Ltd. 3.625% 10/1/26 (Reg. S)	EUR	100,000	105,299
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		20,000	16,900
SRS Distribution, Inc.:
4.625% 7/1/28 (c)		55,000	49,794
6% 12/1/29 (c)		55,000	47,713
6.125% 7/1/29 (c)		30,000	26,323
Victors Merger Corp. 6.375% 5/15/29 (c)		100,000	70,684
			620,126
Cable/Satellite TV - 1.9%
Adria Bidco BV 3.125% 2/15/26 (Reg. S)	EUR	100,000	96,514
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)		100,000	82,209
4.25% 1/15/34 (c)		115,000	88,391
4.5% 8/15/30 (c)		195,000	165,223
4.5% 6/1/33 (c)		120,000	94,956
5.125% 5/1/27 (c)		225,000	211,095
CSC Holdings LLC:
4.5% 11/15/31 (c)		65,000	46,631
4.625% 12/1/30 (c)		75,000	37,677
5% 11/15/31 (c)		65,000	32,850
5.75% 1/15/30 (c)		100,000	51,768
7.5% 4/1/28 (c)		230,000	142,098
DISH DBS Corp. 5.75% 12/1/28 (c)		45,000	34,628
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)		150,000	121,895
6.5% 9/15/28 (c)		110,000	65,939
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)		35,000	27,651
6% 1/15/27 (c)		160,000	148,850
Ziggo BV 4.875% 1/15/30 (c)		50,000	42,342
			1,490,717
Capital Goods - 0.1%
Tk Elevator Midco GmbH 4.375% 7/15/27 (Reg. S)	EUR	100,000	100,041
Chemicals - 3.5%
Braskem Idesa SAPI 6.99% 2/20/32 (c)		70,000	44,451
CF Industries Holdings, Inc.:
5.15% 3/15/34		45,000	43,135
5.375% 3/15/44		80,000	72,686
CVR Partners LP 6.125% 6/15/28 (c)		90,000	81,278
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (c)		200,000	184,458
3.375% 5/12/26 (Reg. S)		200,000	184,458
INEOS Finance PLC 2.875% 5/1/26	EUR	100,000	100,941
INEOS Quattro Finance 2 PLC 2.5% 1/15/26 (Reg. S)	EUR	100,000	97,501
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(e)		185,000	129,500
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)		10,000	9,300
7% 12/31/27 (c)		15,000	13,203
LSB Industries, Inc. 6.25% 10/15/28 (c)		20,000	18,360
MEGlobal Canada, Inc. 5% 5/18/25 (c)		200,000	195,912
NOVA Chemicals Corp. 4.25% 5/15/29 (c)		75,000	62,359
OCP SA:
3.75% 6/23/31 (c)		200,000	167,342
6.875% 4/25/44 (c)		150,000	140,465
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (c)		200,000	193,500
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	180,836
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)		160,000	143,155
6.625% 5/1/29 (c)		45,000	39,101
The Chemours Co. LLC:
4.625% 11/15/29 (c)		70,000	59,085
5.375% 5/15/27		75,000	71,374
5.75% 11/15/28 (c)		230,000	211,028
Tronox, Inc. 4.625% 3/15/29 (c)		55,000	45,594
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)		70,000	65,984
5.625% 8/15/29 (c)		70,000	59,072
7.375% 3/1/31 (c)		120,000	119,505
			2,733,583
Consumer Products - 1.2%
Central Garden & Pet Co. 4.125% 10/15/30		35,000	29,756
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26 (c)		45,000	42,374
5.875% 4/1/29 (c)		45,000	38,700
Gannett Holdings LLC 6% 11/1/26 (c)		45,000	38,733
Kernel Holding SA 6.75% 10/27/27 (c)		100,000	59,247
Mattel, Inc. 3.375% 4/1/26 (c)		20,000	18,594
Meituan 2.125% 10/28/25 (c)		200,000	183,086
Natura Cosmeticos SA 4.125% 5/3/28 (c)		40,000	35,070
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (c)		75,000	73,160
Prosus NV 4.027% 8/3/50 (c)		200,000	127,760
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)		75,000	60,703
4% 4/15/29 (c)		60,000	52,009
The Scotts Miracle-Gro Co. 4% 4/1/31		40,000	32,489
TKC Holdings, Inc. 10.5% 5/15/29 (c)		45,000	34,200
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (c)		75,000	73,388
			899,269
Containers - 1.3%
ARD Finance SA:
5% 6/30/27 pay-in-kind (Reg. S) (e)	EUR	100,000	85,624
6.5% 6/30/27 pay-in-kind (c)(e)		70,000	56,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 2.125% 8/15/26 (Reg. S)	EUR	200,000	198,795
Ball Corp. 4.875% 3/15/26		85,000	83,099
Berry Global, Inc. 4.875% 7/15/26 (c)		40,000	38,680
CANPACK SA and Eastern PA Land Investment Holding LLC 2.375% 11/1/27 (Reg. S)	EUR	100,000	91,808
Crown European Holdings SA 5% 5/15/28 (Reg. S)	EUR	100,000	111,390
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		30,000	26,265
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		35,000	30,305
Huhtamaki Oyj 4.25% 6/9/27 (Reg. S)	EUR	100,000	107,630
OI European Group BV 6.25% 5/15/28 (Reg. S)	EUR	100,000	113,313
Trident Holdings, Inc. 12.75% 12/31/28 (c)		25,000	26,473
Trivium Packaging Finance BV 5.5% 8/15/26 (c)		40,000	38,131
			1,008,388
Diversified Financial Services - 4.1%
Altice France Holding SA 4% 2/15/28 (Reg. S)	EUR	175,000	62,534
Azul Secured Finance LLP 11.5% 5/28/29 (c)		200,000	180,750
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		30,000	26,791
Coinbase Global, Inc. 3.625% 10/1/31 (c)		185,000	116,741
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (c)		155,000	154,031
FLY Leasing Ltd. 7% 10/15/24 (c)		105,000	93,503
Fortune Star (BVI) Ltd. 6.85% 7/2/24 (Reg. S)		200,000	188,908
Garfunkelux Holdco 3 SA 6.75% 11/1/25 (Reg. S)	EUR	100,000	80,037
Hightower Holding LLC 6.75% 4/15/29 (c)		25,000	21,874
HTA Group Ltd. 7% 12/18/25 (c)		75,000	71,510
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	133,830
4.75% 9/15/24		90,000	87,066
5.25% 5/15/27		400,000	352,000
6.375% 12/15/25		295,000	282,323
Liberty Costa Rica SR SF 10.875% 1/15/31 (c)		200,000	201,320
MDGH GMTN RSC Ltd. 5.084% 5/22/53 (c)		200,000	198,750
OneMain Finance Corp.:
4% 9/15/30		165,000	129,627
7.125% 3/15/26		200,000	198,078
Qtel International Finance Ltd. 2.625% 4/8/31 (c)		200,000	172,428
Vedanta Resources Finance II PLC 8.95% 3/11/25 (Reg. S)		200,000	131,530
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	99,379
3.875% 7/15/26 (Reg. S)	EUR	125,000	129,588
Vivion Investments SARL 3% 8/8/24 (Reg. S)	EUR	100,000	92,358
Yihua Overseas Investment Ltd. 8.5% (Reg. S) (b)(d)		200,000	10,010
			3,214,966
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (c)		220,000	124,850
Cmg Media Corp. 8.875% 12/15/27 (c)		220,000	171,723
Lamar Media Corp. 4.875% 1/15/29		45,000	41,963
			338,536
Energy - 12.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (c)		140,000	135,422
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (c)		70,000	65,975
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		200,000	181,077
Centennial Resource Production LLC 5.875% 7/1/29 (c)		80,000	76,000
Citgo Holding, Inc. 9.25% 8/1/24 (c)		70,000	70,000
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)		70,000	67,900
7% 6/15/25 (c)		130,000	128,435
CNX Resources Corp. 6% 1/15/29 (c)		25,000	23,383
Comstock Resources, Inc.:
5.875% 1/15/30 (c)		50,000	44,259
6.75% 3/1/29 (c)		90,000	83,949
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (c)		285,000	268,613
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		25,000	23,509
CVR Energy, Inc.:
5.25% 2/15/25 (c)		140,000	135,964
5.75% 2/15/28 (c)		115,000	103,788
DCP Midstream Operating LP 8.125% 8/16/30		5,000	5,612
Delek Logistics Partners LP 7.125% 6/1/28 (c)		45,000	41,625
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (c)		130,000	129,025
DT Midstream, Inc.:
4.125% 6/15/29 (c)		75,000	66,497
4.375% 6/15/31 (c)		75,000	65,111
Ecopetrol SA 8.875% 1/13/33		40,000	40,865
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	98,687
EIG Pearl Holdings SARL 3.545% 8/31/36 (c)		80,000	67,461
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		125,000	121,713
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (c)		40,000	39,514
4.875% 3/30/26 (Reg. S) (c)		40,000	37,350
Energo-Pro A/S 4.5% 5/4/24 (Reg. S)	EUR	100,000	109,132
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		200,000	131,836
EnLink Midstream LLC 5.625% 1/15/28 (c)		25,000	24,440
EQM Midstream Partners LP 6.5% 7/1/27 (c)		70,000	69,667
EQT Corp. 3.625% 5/15/31 (c)		50,000	43,280
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (c)		85,000	68,762
GeoPark Ltd. 5.5% 1/17/27 (c)		65,000	55,721
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		55,000	51,566
Greenko Solar Mauritius Ltd. 5.55% 1/29/25 (Reg. S)		200,000	193,752
Harvest Midstream I LP 7.5% 9/1/28 (c)		135,000	132,676
Hess Midstream Partners LP:
4.25% 2/15/30 (c)		50,000	43,875
5.125% 6/15/28 (c)		80,000	75,630
5.5% 10/15/30 (c)		30,000	28,200
5.625% 2/15/26 (c)		100,000	98,500
India Clean Energy Holdings 4.5% 4/18/27 (Reg. S)		200,000	167,908
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (Reg. S)		250,000	248,433
Investment Energy Resources Ltd. 6.25% 4/26/29 (c)		200,000	187,146
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		80,399	81,605
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)		95,000	90,250
Kosmos Energy Ltd. 7.125% 4/4/26 (c)		160,000	149,179
Leeward Renewable Energy LLC 4.25% 7/1/29 (c)		170,000	150,487
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (c)		150,000	146,496
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)		328,526	211,488
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (Reg. S)		200,000	183,808
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (c)		200,000	196,924
MEG Energy Corp. 5.875% 2/1/29 (c)		110,000	105,450
Nabors Industries, Inc. 5.75% 2/1/25		105,000	102,900
New Fortress Energy, Inc. 6.75% 9/15/25 (c)		55,000	52,377
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)		90,000	89,325
8.75% 6/15/31 (c)		50,000	50,377
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (c)		89,000	53,456
14% 6/30/26 pay-in-kind (c)(e)		130,255	37,774
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	34,868
5.875% 9/1/25		40,000	40,076
6.375% 9/1/28		70,000	71,869
6.6% 3/15/46		55,000	58,289
6.625% 9/1/30		90,000	94,374
6.95% 7/1/24		31,000	31,209
7.5% 5/1/31		230,000	252,540
8.875% 7/15/30		145,000	167,985
Oq Saoc 5.125% 5/6/28 (c)		200,000	191,046
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		160,000	151,078
7.25% 6/15/25		70,000	69,825
Petroleos Mexicanos:
4.25% 1/15/25		185,000	175,128
4.875% 2/21/28 (Reg. S)	EUR	100,000	90,631
6.49% 1/23/27		175,000	155,269
7.69% 1/23/50		75,000	51,686
Petrorio Luxembourg SARL 6.125% 6/9/26 (c)		100,000	97,048
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (e)	EUR	100,000	108,172
Rio Oil Finance Trust 9.25% 7/6/24 (c)		17,652	17,733
Saudi Arabian Oil Co.:
2.25% 11/24/30 (c)		200,000	166,432
3.25% 11/24/50 (c)		150,000	105,051
3.5% 4/16/29 (c)		125,000	115,301
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		20,000	20,350
SM Energy Co.:
6.5% 7/15/28		25,000	24,437
6.625% 1/15/27		65,000	63,929
6.75% 9/15/26		25,000	24,563
Southwestern Energy Co.:
4.75% 2/1/32		65,000	57,755
5.375% 2/1/29		50,000	47,214
Strathcona Resources Ltd. 6.875% 8/1/26 (c)		210,000	184,386
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	44,895
6% 4/15/27		175,000	173,552
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)		55,000	48,821
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		100,000	76,500
Termocandelaria Power Ltd. 7.875% 1/30/29 (c)		155,000	143,874
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		70,000	66,345
Tullow Oil PLC:
7% 3/1/25 (c)		200,000	127,024
10.25% 5/15/26 (c)		358,000	291,426
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	34,685
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)		70,000	60,613
6.25% 1/15/30 (c)		155,000	151,563
YPF SA 8.5% 3/23/25 (c)		135,500	127,832
			9,569,528
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (c)		80,000	74,300
Environmental - 0.4%
Clean Harbors, Inc. 6.375% 2/1/31 (c)		20,000	20,096
Covanta Holding Corp. 4.875% 12/1/29 (c)		40,000	35,325
Madison IAQ LLC:
4.125% 6/30/28 (c)		55,000	48,973
5.875% 6/30/29 (c)		85,000	71,297
Paprec Holding SA 3.5% 7/1/28 (Reg. S)	EUR	113,000	112,443
Stericycle, Inc. 3.875% 1/15/29 (c)		35,000	30,723
			318,857
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)		35,000	30,469
4.625% 1/15/27 (c)		95,000	90,027
4.875% 2/15/30 (c)		275,000	252,313
BellRing Brands, Inc. 7% 3/15/30 (c)		25,000	25,095
Camposol SA 6% 2/3/27 (c)		200,000	144,594
Casino Guichard Perrachon SA 4.048% 8/5/26 (Reg. S) (e)	EUR	100,000	1,429
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)		30,000	16,650
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)		25,000	21,219
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)		100,000	94,459
			676,255
Food/Beverage/Tobacco - 1.6%
Adecoagro SA 6% 9/21/27 (c)		100,000	94,888
C&S Group Enterprises LLC 5% 12/15/28 (c)		40,000	30,965
Central American Bottling Corp. 5.25% 4/27/29 (c)		200,000	184,742
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)		30,000	27,300
7.5% 4/15/25 (c)		15,000	14,964
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (c)		120,000	116,084
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)		48,000	48,000
Kraft Heinz Foods Co. 5.5% 6/1/50		25,000	24,748
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)		70,000	61,778
MARB BondCo PLC 3.95% 1/29/31 (c)		100,000	73,450
MHP SA 7.75% 5/10/24 (c)		100,000	67,438
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (c)		65,000	60,260
Performance Food Group, Inc.:
4.25% 8/1/29 (c)		40,000	35,533
5.5% 10/15/27 (c)		100,000	96,830
Post Holdings, Inc. 4.625% 4/15/30 (c)		34,000	29,962
TreeHouse Foods, Inc. 4% 9/1/28		20,000	17,465
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		145,000	122,524
U.S. Foods, Inc.:
4.625% 6/1/30 (c)		35,000	31,481
4.75% 2/15/29 (c)		80,000	73,581
United Natural Foods, Inc. 6.75% 10/15/28 (c)		40,000	33,322
			1,245,315
Gaming - 3.5%
888 Acquisitions Ltd. 7.558% 7/15/27 (Reg. S)	EUR	100,000	102,652
Affinity Gaming LLC 6.875% 12/15/27 (c)		20,000	17,694
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)		90,000	79,229
6.25% 7/1/25 (c)		110,000	109,401
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)		135,000	125,381
Cirsa Finance International SARL:
4.5% 3/15/27 (Reg. S)	EUR	100,000	101,198
7.875% 7/31/28 (Reg. S)	EUR	100,000	110,520
10.375% 11/30/27 (Reg. S)	EUR	100,000	118,746
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)		90,000	78,520
6.75% 1/15/30 (c)		80,000	68,640
GENM Capital Labuan Ltd. 3.882% 4/19/31 (c)		200,000	163,224
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	93,495
5.375% 4/15/26		30,000	29,441
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		40,000	36,433
Lottomatica SpA 7.125% 6/1/28 (Reg. S)	EUR	100,000	112,699
Melco Resorts Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	170,164
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	183,125
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	188,054
Station Casinos LLC 4.625% 12/1/31 (c)		115,000	97,175
Studio City Finance Ltd.:
6.5% 1/15/28 (c)		110,000	94,325
6.5% 1/15/28 (Reg. S)		200,000	171,500
VICI Properties LP / VICI Note Co. 5.75% 2/1/27 (c)		70,000	69,064
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		250,000	209,680
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (c)		150,000	149,895
			2,680,255
Healthcare - 4.4%
1375209 BC Ltd. 9% 1/30/28 (c)		14,000	14,035
AHP Health Partners, Inc. 5.75% 7/15/29 (c)		80,000	69,656
Avantor Funding, Inc. 3.875% 11/1/29 (c)		70,000	61,258
Bausch Health Companies, Inc.:
11% 9/30/28 (c)		25,000	18,431
14% 10/15/30 (c)		4,000	2,531
Centene Corp.:
3.375% 2/15/30		160,000	137,665
4.625% 12/15/29		105,000	97,622
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)		20,000	17,648
4% 3/15/31 (c)		55,000	47,947
Community Health Systems, Inc.:
4.75% 2/15/31 (c)		75,000	56,819
5.25% 5/15/30 (c)		155,000	123,851
6% 1/15/29 (c)		140,000	119,700
6.125% 4/1/30 (c)		170,000	107,155
6.875% 4/15/29 (c)		75,000	49,707
8% 3/15/26 (c)		145,000	142,389
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)		60,000	47,978
4.625% 6/1/30 (c)		160,000	136,528
Encompass Health Corp. 5.75% 9/15/25		15,000	14,960
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	107,762
Grifols SA 4.75% 10/15/28 (c)		200,000	175,422
HealthEquity, Inc. 4.5% 10/1/29 (c)		30,000	26,873
Hologic, Inc. 3.25% 2/15/29 (c)		55,000	48,125
Jazz Securities DAC 4.375% 1/15/29 (c)		55,000	48,901
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)		50,000	42,771
3.875% 5/15/32 (c)		100,000	83,423
4.375% 6/15/28 (c)		40,000	36,677
Nidda Healthcare Holding AG 7.5% 8/21/26 (Reg. S)	EUR	100,000	109,797
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
2.875% 4/30/28 (Reg. S)	EUR	147,000	142,405
4.125% 4/30/28 (c)		80,000	71,691
5.125% 4/30/31 (c)		80,000	67,815
RP Escrow Issuer LLC 5.25% 12/15/25 (c)		50,000	34,092
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (c)		16,000	15,940
10% 4/15/27 (c)		40,000	40,934
Teleflex, Inc. 4.625% 11/15/27		30,000	28,313
Tenet Healthcare Corp.:
4.25% 6/1/29		130,000	116,485
4.375% 1/15/30		210,000	187,296
6.125% 10/1/28		210,000	200,044
6.25% 2/1/27		195,000	191,424
6.875% 11/15/31		10,000	10,015
Teva Pharmaceutical Finance Netherlands III BV:
1.625% 10/15/28 (Reg. S)	EUR	100,000	85,255
3.15% 10/1/26		75,000	67,861
4.1% 10/1/46		200,000	131,086
7.875% 9/15/29		100,000	104,084
			3,440,371
Homebuilders/Real Estate - 2.4%
Adler Financing SARL 12.5% 6/30/25 pay-in-kind (e)	EUR	25,000	28,170
Arcosa, Inc. 4.375% 4/15/29 (c)		40,000	36,002
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)		40,000	34,613
6.625% 1/15/28 (c)		5,000	4,798
China Aoyuan Group Ltd. 6.2% (Reg. S) (d)		200,000	9,000
Country Garden Holdings Co. Ltd. 4.8% 8/6/30 (Reg. S)		200,000	28,000
Easy Tactic Ltd. 7.5% 7/11/28 pay-in-kind (e)		224,177	13,451
GMR Hyderabad International Airport Ltd. 4.75% 2/2/26 (Reg. S)		200,000	190,182
Greensaif Pipelines Bidco SARL 6.129% 2/23/38 (c)		70,000	71,632
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	44,825
5% 3/1/31		55,000	42,625
Modernland Overseas Pte Ltd.:
3% 4/30/27 pay-in-kind (Reg. S) (b)(e)		4,447	1,112
4% 4/30/27 pay-in-kind (e)		106,828	26,707
New Home Co., Inc. 8.25% 10/15/27 (b)(c)(h)		35,000	33,381
New Metro Global Ltd. 4.8% 12/15/24 (Reg. S)		285,000	159,133
Redsun Properties Group Ltd. 9.7% (Reg. S) (d)		220,000	14,300
RKPF Overseas 2020 A Ltd. 5.125% 7/26/26 (Reg. S)		200,000	80,880
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	72,395
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (c)		80,000	77,981
5.875% 6/15/27 (c)		55,000	54,140
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		200,000	142,078
Times China Holdings Ltd. 6.75% (Reg. S) (d)		200,000	13,000
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	14,400
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)		55,000	45,882
6.5% 2/15/29 (c)		85,000	59,129
10.5% 2/15/28 (c)		110,000	109,342
VICI Properties LP / VICI Note Co. 3.75% 2/15/27 (c)		205,000	189,255
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		25,000	22,439
Yango Justice International Ltd.:
8.25% (Reg. S) (d)		220,000	2,200
10% (Reg. S) (d)		200,000	4,358
Yanlord Land Group Ltd. 6.8% 2/27/24 (Reg. S)		250,000	235,000
			1,860,410
Hotels - 0.6%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		125,000	136,394
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)		40,000	33,566
3.75% 5/1/29 (c)		35,000	31,184
Lindblad Expeditions Holdings 9% 5/15/28 (c)		185,000	191,037
Lindblad Expeditions LLC 6.75% 2/15/27 (c)		65,000	62,376
			454,557
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)		250,000	241,417
10.125% 8/1/26 (c)		35,000	35,831
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (c)		190,000	168,122
6.75% 10/15/27 (c)		225,000	213,121
AmWINS Group, Inc. 4.875% 6/30/29 (c)		40,000	36,697
AssuredPartners, Inc. 5.625% 1/15/29 (c)		30,000	26,188
HUB International Ltd.:
5.625% 12/1/29 (c)		60,000	53,552
7% 5/1/26 (c)		190,000	189,613
MGIC Investment Corp. 5.25% 8/15/28		40,000	38,085
USI, Inc. 6.875% 5/1/25 (c)		275,000	273,890
			1,276,516
Leisure - 1.8%
Carnival Corp.:
5.75% 3/1/27 (c)		135,000	124,886
9.875% 8/1/27 (c)		210,000	219,553
10.5% 2/1/26 (c)		75,000	79,058
NCL Corp. Ltd.:
5.875% 3/15/26 (c)		20,000	18,925
5.875% 2/15/27 (c)		90,000	87,644
7.75% 2/15/29 (c)		80,000	76,609
NCL Finance Ltd. 6.125% 3/15/28 (c)		25,000	22,750
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)		130,000	120,845
5.375% 7/15/27 (c)		60,000	57,049
5.5% 8/31/26 (c)		135,000	129,471
7.25% 1/15/30 (c)		45,000	45,487
11.625% 8/15/27 (c)		220,000	240,208
Studio City Co. Ltd. 7% 2/15/27 (c)		75,000	71,233
Vail Resorts, Inc. 6.25% 5/15/25 (c)		35,000	35,093
Viking Cruises Ltd. 9.125% 7/15/31 (c)		25,000	25,705
			1,354,516
Metals/Mining - 3.4%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		200,000	198,375
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)		70,000	62,777
Alpha Natural Resources, Inc. 9.75% (b)(d)		210,000	0
Antofagasta PLC 2.375% 10/14/30 (c)		200,000	162,348
Arsenal AIC Parent LLC 8% 10/1/30 (c)(i)		30,000	30,600
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)		40,000	36,627
4.875% 3/1/31 (c)		40,000	35,457
Endeavour Mining PLC 5% 10/14/26 (c)		100,000	90,501
ERO Copper Corp. 6.5% 2/15/30 (c)		365,000	322,113
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)		105,000	102,827
6.875% 10/15/27 (c)		80,000	78,250
7.5% 4/1/25 (c)		101,000	100,488
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)		40,000	34,399
5.875% 4/15/30 (c)		130,000	124,687
Gcm Mining Corp. 6.875% 8/9/26 (c)		200,000	160,000
HudBay Minerals, Inc. 6.125% 4/1/29 (c)		105,000	100,588
Industrias Penoles SA de CV 4.75% 8/6/50 (c)		200,000	161,068
Mineral Resources Ltd.:
8% 11/1/27 (c)		85,000	85,232
8.5% 5/1/30 (c)		20,000	20,209
Novelis Corp. 3.875% 8/15/31 (c)		115,000	95,761
PT Freeport Indonesia 5.315% 4/14/32 (c)		200,000	188,781
Stillwater Mining Co.:
4% 11/16/26 (c)		140,000	125,916
4.5% 11/16/29 (c)		65,000	52,698
VM Holding SA 6.5% 1/18/28 (c)		200,000	193,914
Volcan Compania Minera SAA 4.375% 2/11/26 (c)		95,000	67,954
			2,631,570
Paper - 0.4%
Berry Global, Inc. 5.625% 7/15/27 (c)		35,000	34,142
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)		35,000	33,484
8.75% 4/15/30 (c)		200,000	181,303
Mercer International, Inc. 5.125% 2/1/29		55,000	45,037
SPA Holdings 3 OY 4.875% 2/4/28 (c)		45,000	37,310
			331,276
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)		160,000	137,496
CEC Entertainment LLC 6.75% 5/1/26 (c)		60,000	57,695
Papa John's International, Inc. 3.875% 9/15/29 (c)		25,000	21,369
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	63,395
4.75% 1/15/30 (c)		200,000	186,542
			466,497
Services - 3.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)		30,000	22,885
ASGN, Inc. 4.625% 5/15/28 (c)		160,000	146,713
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)		38,000	32,228
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (c)		40,000	37,216
Booz Allen Hamilton, Inc. 4% 7/1/29 (c)		30,000	27,149
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)		185,000	188,704
CoreCivic, Inc. 8.25% 4/15/26		100,000	100,758
CoreLogic, Inc. 4.5% 5/1/28 (c)		125,000	102,813
Elis SA 1.625% 4/3/28 (Reg. S)	EUR	100,000	98,405
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)		520,000	502,450
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		90,000	79,081
Hertz Corp.:
4.625% 12/1/26 (c)		55,000	49,690
5% 12/1/29 (c)		70,000	57,826
5.5% (b)(c)(d)		65,000	1,463
6% (b)(c)(d)		85,000	4,994
6.25% (b)(d)		60,000	75
7.125% (b)(c)(d)		85,000	6,800
Koc Holding A/S 6.5% 3/11/25 (c)		35,000	34,681
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)		35,000	32,832
PeopleCert Wisdom Issuer PLC 5.75% 9/15/26 (Reg. S)	EUR	114,000	120,768
Sabre GLBL, Inc. 7.375% 9/1/25 (c)		60,000	54,150
Service Corp. International 5.125% 6/1/29		35,000	33,250
Techem Verwaltungsgesellschaft 2% 7/15/25 (Reg. S)	EUR	100,000	105,693
The Bidvest Group UK PLC 3.625% 9/23/26 (c)		75,000	67,421
The GEO Group, Inc.:
9.5% 12/31/28 (c)		170,000	165,750
10.5% 6/30/28		67,000	67,190
Uber Technologies, Inc.:
4.5% 8/15/29 (c)		485,000	448,270
6.25% 1/15/28 (c)		100,000	99,226
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		45,000	41,870
			2,730,351
Steel - 0.7%
Commercial Metals Co. 3.875% 2/15/31		30,000	26,044
CSN Islands XI Corp. 6.75% 1/28/28 (c)		50,000	47,305
CSN Resources SA:
5.875% 4/8/32 (c)		40,000	33,100
7.625% 4/17/26 (c)		15,000	14,876
JSW Steel Ltd. 3.95% 4/5/27 (c)		100,000	88,846
Metinvest BV 5.625% 6/17/25 (Reg. S)	EUR	100,000	76,415
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		20,000	17,825
TMK Capital SA 4.3% (Reg. S) (b)(d)		200,000	126,500
Vallourec SA 8.5% 6/30/26 (Reg. S)	EUR	100,000	110,500
			541,411
Super Retail - 1.2%
Academy Ltd. 6% 11/15/27 (c)		75,000	72,469
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	19,219
4.625% 11/15/29 (c)		45,000	39,812
4.75% 3/1/30		20,000	17,663
5% 2/15/32 (c)		45,000	39,218
Bath & Body Works, Inc. 6.625% 10/1/30 (c)		110,000	106,302
Carvana Co. 4.875% 9/1/29 (c)		61,000	37,820
EG Global Finance PLC:
6.75% 2/7/25 (c)		231,000	226,872
8.5% 10/30/25 (c)		47,000	46,540
Group 1 Automotive, Inc. 4% 8/15/28 (c)		200,000	177,109
Macy's Retail Holdings LLC 6.125% 3/15/32 (c)		35,000	31,235
Michaels Companies, Inc.:
5.25% 5/1/28 (c)		65,000	55,253
7.875% 5/1/29 (c)		95,000	67,688
			937,200
Technology - 4.1%
Acuris Finance U.S. 5% 5/1/28 (c)		170,000	134,883
Adevinta ASA 2.625% 11/15/25 (Reg. S)	EUR	100,000	105,552
Athenahealth Group, Inc. 6.5% 2/15/30 (c)		175,000	148,279
Black Knight InfoServ LLC 3.625% 9/1/28 (c)		60,000	54,900
Block, Inc.:
2.75% 6/1/26		75,000	68,277
3.5% 6/1/31		75,000	62,818
Boxer Parent Co., Inc. 9.125% 3/1/26 (c)		5,000	4,999
CA Magnum Holdings 5.375% 10/31/26 (c)		400,000	367,000
Camelot Finance SA 4.5% 11/1/26 (c)		150,000	141,483
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	100,000	95,975
Cloud Software Group, Inc. 9% 9/30/29 (c)		185,000	165,694
Coherent Corp. 5% 12/15/29 (c)		45,000	40,500
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	60,434
Elastic NV 4.125% 7/15/29 (c)		40,000	34,704
Energizer Gamma Acquistion BV 3.5% 6/30/29 (Reg. S)	EUR	124,000	111,172
Iliad SA 5.375% 6/14/27 (Reg. S)	EUR	200,000	219,856
Lenovo Group Ltd. 3.421% 11/2/30 (c)		200,000	168,932
Match Group Holdings II LLC 4.125% 8/1/30 (c)		100,000	86,295
MicroStrategy, Inc. 6.125% 6/15/28 (c)		235,000	210,351
NCR Corp. 5.125% 4/15/29 (c)		45,000	40,241
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)		30,000	27,473
Open Text Holdings, Inc. 4.125% 2/15/30 (c)		200,000	171,450
Qorvo, Inc. 4.375% 10/15/29		45,000	41,279
Rackspace Hosting, Inc.:
3.5% 2/15/28 (c)		100,000	44,729
5.375% 12/1/28 (c)		30,000	8,307
Roblox Corp. 3.875% 5/1/30 (c)		185,000	155,423
Seagate HDD Cayman:
8.25% 12/15/29 (c)		45,000	47,166
8.5% 7/15/31 (c)		40,000	41,761
Sensata Technologies BV 4% 4/15/29 (c)		65,000	57,443
SoftBank Group Corp. 3.875% 7/6/32 (Reg. S)	EUR	100,000	88,551
Synaptics, Inc. 4% 6/15/29 (c)		30,000	25,801
TTM Technologies, Inc. 4% 3/1/29 (c)		60,000	51,150
Uber Technologies, Inc. 7.5% 9/15/27 (c)		90,000	91,863
			3,174,741
Telecommunications - 5.8%
Altice France Holding SA 6% 2/15/28 (c)		75,000	27,563
Altice France SA:
5.125% 1/15/29 (c)		50,000	34,854
5.125% 7/15/29 (c)		120,000	84,029
5.5% 1/15/28 (c)		130,000	95,369
AXIAN Telecom 7.375% 2/16/27 (c)		200,000	183,506
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		330,000	297,000
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)		30,000	24,896
5.625% 9/15/28 (c)		20,000	15,213
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	100,000	90,320
Consolidated Communications, Inc. 5% 10/1/28 (c)		135,000	99,884
CT Trust 5.125% 2/3/32 (c)		200,000	165,324
Digicel Group Ltd. 6.75% (c)(d)		150,000	28,500
Frontier Communications Holdings LLC:
5% 5/1/28 (c)		55,000	46,607
5.875% 10/15/27 (c)		50,000	45,796
5.875% 11/1/29		14,771	10,830
6% 1/15/30 (c)		95,000	69,007
8.75% 5/15/30 (c)		65,000	62,711
IHS Netherlands Holdco BV 8% 9/18/27 (c)		200,000	181,692
Intelsat Jackson Holdings SA:
5.5% (b)(d)		200,000	0
6.5% 3/15/30 (c)		135,000	123,319
8.5% (b)(c)(d)		45,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)		400,000	330,782
6.75% 10/15/27 (c)		90,000	84,176
Level 3 Financing, Inc.:
3.75% 7/15/29 (c)		95,000	62,290
4.25% 7/1/28 (c)		75,000	53,081
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (c)		200,000	132,260
Lorca Telecom Bondco SAU 4% 9/18/27 (Reg. S)	EUR	200,000	205,890
Millicom International Cellular SA 4.5% 4/27/31 (c)		200,000	159,176
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)		50,000	43,518
6% 2/15/28 (c)		20,000	15,800
Sable International Finance Ltd. 5.75% 9/7/27 (c)		180,000	166,388
Sabre GLBL, Inc. 9.25% 4/15/25 (c)		6,000	5,625
SBA Communications Corp.:
3.125% 2/1/29		100,000	84,310
3.875% 2/15/27		200,000	184,254
Sprint Capital Corp. 8.75% 3/15/32		55,000	66,355
Telecom Italia SpA:
2.75% 4/15/25 (Reg. S)	EUR	100,000	104,178
4% 4/11/24 (Reg. S)	EUR	100,000	108,988
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		200,000	188,554
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (c)		200,000	181,162
Uniti Group, Inc. 6% 1/15/30 (c)		210,000	138,863
VTR Comunicaciones SpA 5.125% 1/15/28 (c)		176,000	103,733
Windstream Escrow LLC 7.75% 8/15/28 (c)		295,000	248,467
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)		115,000	82,243
6.125% 3/1/28 (c)		60,000	36,992
			4,473,505
Textiles/Apparel - 0.4%
Crocs, Inc.:
4.125% 8/15/31 (c)		115,000	92,605
4.25% 3/15/29 (c)		110,000	93,530
CT Investment GmbH 5.5% 4/15/26 (Reg. S)	EUR	100,000	102,632
Victoria's Secret & Co. 4.625% 7/15/29 (c)		50,000	37,516
			326,283
Transportation Ex Air/Rail - 0.6%
Autostrade per L'italia SpA 1.75% 6/26/26 (Reg. S)	EUR	100,000	102,805
eHi Car Service Co. Ltd. 7.75% 11/14/24 (Reg. S)		200,000	153,000
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)		40,000	33,400
Mersin Uluslararasi Liman Isletmeciligi A/S 5.375% 11/15/24 (c)		100,000	97,452
Seaspan Corp. 5.5% 8/1/29 (c)		110,000	89,650
			476,307
Utilities - 3.9%
Abu Dhabi National Energy Co. PJSC 4.696% 4/24/33 (c)		200,000	198,106
Clearway Energy Operating LLC 4.75% 3/15/28 (c)		40,000	37,106
ContourGlobal Power Holdings SA 3.125% 1/1/28 (Reg. S)	EUR	121,000	110,376
DPL, Inc.:
4.125% 7/1/25		180,000	172,575
4.35% 4/15/29		215,000	189,197
Energia Group ROI 6.875% 7/31/28 (Reg. S)	EUR	113,000	124,133
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (c)		45,000	44,897
8.45% 8/10/28 (c)		60,000	59,167
Mong Duong Finance Holdings BV 5.125% 5/7/29 (c)		100,000	90,113
NextEra Energy Partners LP 4.25% 9/15/24 (c)		4,000	3,840
NRG Energy, Inc. 3.875% 2/15/32 (c)		45,000	34,822
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	6,933
3.95% 12/1/47		55,000	37,804
4.55% 7/1/30		415,000	376,951
4.95% 7/1/50		415,000	331,883
PG&E Corp. 5% 7/1/28		375,000	346,926
Pike Corp. 5.5% 9/1/28 (c)		240,000	216,000
PT Cikarang Listrindo Tbk 4.95% 9/14/26 (Reg. S)		200,000	189,886
Public Power Corp. of Greece 4.375% 3/30/26 (Reg. S)	EUR	100,000	106,746
Solaris Midstream Holdings LLC 7.625% 4/1/26 (c)		70,000	68,626
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		162,160	159,531
Vertiv Group Corp. 4.125% 11/15/28 (c)		95,000	85,279
Vistra Operations Co. LLC 5.625% 2/15/27 (c)		60,000	58,016
			3,048,913
TOTAL NONCONVERTIBLE BONDS			60,558,528
TOTAL CORPORATE BONDS (Cost $69,686,516)			61,680,656

Government Obligations - 1.4%
		Principal Amount (a)	Value ($)
Germany - 0.9%
German Federal Republic:
0% 9/15/23 (Reg. S)	EUR	275,000	301,061
2.2% 4/13/28(Reg. S)	EUR	400,000	433,050
TOTAL GERMANY			734,111
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.2% (Reg. S) (d)		200,000	88,658
United States of America - 0.4%
U.S. Treasury Bonds:
2.875% 5/15/52		336,000	270,572
3.625% 2/15/53		42,000	39,172
TOTAL UNITED STATES OF AMERICA			309,744
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,281,894)			1,132,513

Common Stocks - 2.7%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(j)	3,510	8,635
Energy - 1.9%
California Resources Corp.	5,929	316,312
California Resources Corp. warrants 10/27/24 (j)	530	9,593
Chesapeake Energy Corp.	1,694	142,872
Denbury, Inc. (j)	1,860	163,513
Denbury, Inc. warrants 9/18/25 (j)	1,038	55,222
EP Energy Corp. (b)(j)	7,975	48,010
Mesquite Energy, Inc. (b)(j)	3,543	505,032
Noble Corp. PLC:
warrants 2/4/28 (j)	600	20,550
warrants 2/4/28 (j)	600	17,058
Nostrum Oil & Gas LP warrants (b)(j)	6,753	0
PureWest Energy (b)(j)	105	196
PureWest Energy rights (b)(j)	63	0
Superior Energy Services, Inc. Class A (b)(j)	609	45,876
Tidewater, Inc. warrants 11/14/42 (j)	1,897	131,686
TOTAL ENERGY		1,455,920
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(j)	125,816	96,878
Food & Drug Retail - 0.4%
Northeast Grocery, Inc. (b)(g)(j)	12,754	65,300
Southeastern Grocers, Inc. (b)(g)(j)	7,744	203,900
TOTAL FOOD & DRUG RETAIL		269,200
Telecommunications - 0.0%
Intelsat Jackson Holdings SA:
Series A rights (b)(j)	240	2,131
Series B rights (b)(j)	240	7,855
TOTAL TELECOMMUNICATIONS		9,986
Textiles/Apparel - 0.2%
Intelsat Emergence SA (b)(j)	2,308	116,254
Utilities - 0.1%
Vistra Corp.	3,895	109,294
TOTAL COMMON STOCKS (Cost $1,187,737)		2,066,167

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
Utilities - 0.2%
PG&E Corp. (Cost $97,767)	900	137,367

Bank Loan Obligations - 5.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 8/24/28 (e)(f)(k)	64,879	64,899
Air Transportation - 0.6%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9525% 11/23/28 (b)(e)(f)(k)	191,553	184,523
2LN, term loan:
3 month U.S. LIBOR + 8.000% 13.193% 11/23/29 (b)(e)(f)(k)	257,000	247,594
CME Term SOFR 3 Month Index + 7.000% 12.193% 11/23/29 (b)(e)(f)(k)	30,000	29,850
TOTAL AIR TRANSPORTATION		461,967
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.0379% 2/1/27 (e)(f)(k)	28,177	27,773
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (e)(f)(k)	49,500	46,963
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (b)(e)(f)(k)	166,600	161,602
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (e)(f)(k)	79,600	77,522
TOTAL CHEMICALS		239,124
Consumer Products - 0.1%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.7648% 5/8/26 (b)(e)(f)(k)	74,465	72,514
Diversified Financial Services - 0.4%
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7419% 10/31/26 (e)(f)(k)	12,879	12,842
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2419% 4/20/30 (e)(f)(k)	14,426	14,390
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(f)(k)	321,580	324,764
TOTAL DIVERSIFIED FINANCIAL SERVICES		351,996
Diversified Media - 0.2%
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8419% 12/17/26 (e)(f)(k)	139,642	126,277
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(k)	65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(k)	28,000	0
TOTAL ENERGY		0
Food/Beverage/Tobacco - 0.1%
Oatly Group AB Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8099% 4/18/28 (b)(e)(f)(k)	80,000	76,800
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 11/1/28 (e)(f)(k)	9,875	9,843
Homebuilders/Real Estate - 0.3%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(e)(k)	230,804	219,264
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (b)(e)(f)(k)	39,227	25,106
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 2/15/27 (e)(f)(k)	4,925	4,882
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7216% 11/6/27 (e)(f)(k)	38,481	38,385
TOTAL INSURANCE		43,267
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 8/17/28 (e)(f)(k)	4,741	4,731
Services - 1.0%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (e)(f)(k)	5,000	4,863
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (e)(f)(k)	10,000	8,510
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/2/28 (e)(f)(k)	159,190	145,982
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (e)(f)(k)	220,000	199,987
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (e)(f)(k)	174,179	168,558
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 1/23/27 (e)(f)(k)	14,550	14,150
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (e)(f)(k)	193,311	163,052
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0183% 3/3/30 (e)(f)(k)	64,675	64,661
TOTAL SERVICES		769,763
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (e)(f)(k)	156,021	155,411
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (e)(f)(k)	24,500	22,546
TOTAL SUPER RETAIL		177,957
Technology - 1.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 8/10/25 (e)(f)(k)	114,225	86,097
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8054% 2/15/29 (e)(f)(k)	88,257	85,533
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (e)(f)(k)(l)	10,870	10,534
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 5/3/28 (e)(f)(k)	159,772	153,830
UKG, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2191% 5/4/26 (e)(f)(k)	19,250	19,214
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (e)(f)(k)	196,263	195,062
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (e)(f)(k)	286,989	282,865
TOTAL TECHNOLOGY		833,135
Telecommunications - 0.4%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.808% 8/15/28 (e)(f)(k)	369,075	303,564
TOTAL BANK LOAN OBLIGATIONS (Cost $4,032,701)		3,854,943

Preferred Securities - 4.8%
		Principal Amount (a)	Value ($)
Banks & Thrifts - 2.5%
AIB Group PLC 5.25% (Reg. S) (e)(m)	EUR	200,000	208,905
Axis Bank GIFT City 4.1% (Reg. S) (e)(m)		200,000	175,156
Banco de Sabadell SA 9.375% (Reg. S) (e)(m)	EUR	200,000	219,102
Banco Mercantil del Norte SA 7.625% (c)(e)(m)		40,000	36,950
Bank of America Corp.:
4.375% (e)(m)		100,000	87,650
5.875% (e)(m)		190,000	177,185
Bank of Communications Co. Ltd. 3.8% (Reg. S) (e)(m)		200,000	192,000
Deutsche Bank AG 6.75% (e)(m)	EUR	200,000	186,376
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(m)		200,000	197,372
Industrial & Commercial Bank of China Ltd. 3.2% (Reg. S) (e)(m)		200,000	186,426
Tinkoff Credit Systems 6% (c)(d)(e)(m)		100,000	51,350
Woori Bank 4.25% (Reg. S) (e)(m)		200,000	191,840
TOTAL BANKS & THRIFTS			1,910,312
Building Materials - 0.2%
CEMEX S.A.B. de CV 5.125% (c)(e)(m)		200,000	183,420
Chemicals - 0.1%
Solvay Finance SA 5.869% (Reg. S) (e)(m)	EUR	100,000	109,941
Diversified Financial Services - 0.6%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(m)		400,000	333,048
Charles Schwab Corp. 5.375% (e)(m)		125,000	121,901
TOTAL DIVERSIFIED FINANCIAL SERVICES			454,949
Homebuilders/Real Estate - 0.3%
Abertis Infraestructuras Finance BV 3.248% (Reg. S) (e)(m)	EUR	100,000	100,329
Aroundtown SA 1.625% (Reg. S) (e)(m)	EUR	100,000	34,475
CPI Property Group SA 4.875% (Reg. S) (e)(m)	EUR	200,000	86,375
Heimstaden Bostad AB 2.625% (Reg. S) (e)(m)	EUR	100,000	49,668
TOTAL HOMEBUILDERS/REAL ESTATE			270,847
Technology - 0.3%
Network i2i Ltd. 5.65% (Reg. S) (e)(m)		200,000	194,550
Telecommunications - 0.4%
Telefonica Europe BV 3.875% (Reg. S) (e)(m)	EUR	300,000	307,585
Utilities - 0.4%
Electricite de France SA 5% (Reg. S) (e)(m)	EUR	100,000	106,012
Enel SpA 6.375% (Reg. S) (e)(m)	EUR	100,000	112,836
Veolia Environnement SA 2.5% (Reg. S) (e)(m)	EUR	100,000	92,186
TOTAL UTILITIES			311,034
TOTAL PREFERRED SECURITIES (Cost $4,013,495)			3,742,638

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (n) (Cost $3,096,763)	3,096,237	3,096,856

TOTAL INVESTMENT IN SECURITIES - 97.6% (Cost $83,396,873)	75,711,140
NET OTHER ASSETS (LIABILITIES) - 2.4%	1,897,952
NET ASSETS - 100.0%	77,609,092

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,451,510 or 49.5% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $447,683 or 0.6% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $10,870 and $10,534, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	78,791

New Cotai LLC/New Cotai Capital Corp.	9/11/20	623,261

Northeast Grocery, Inc.	11/08/21	5,075

Southeastern Grocers, Inc.	6/01/18	54,475

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	2,730,646	6,960,687	6,594,477	42,278	-	-	3,096,856	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	297,775	297,775	14	-	-	-	0.0%
Total	2,730,646	7,258,462	6,892,252	42,292	-	-	3,096,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Government Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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